Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
LEASES

NOTE 7 - LEASES:

a.	Right-of-use assets:

	Cost				Accumulated depreciation				Net book value
	Balance at beginning of year	Additions during year	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2021:
Offices	332	-	(4)	328	124	106	(3)	227	101

	332	-	(4)	328	124	106	(3)	227	101

Composition in 2020:
Offices	304	-	28	332	16	99	9	124	208

	304	-	28	332	16	99	9	124	208
Composition in 2019:
Offices	-	304	-	304	-	16	-	16	288

	-	304	-	304	-	16	-	16	288

b.	Lease liabilities:

	Balance at beginning of year	Additions during year	Interest expense during year	Payments during year	Translation adjustment	Balance at end of year
	in USD thousands
Composition in 2021 -
Offices	219	-	7	(103)	4	127
Total	219	-	7	(103)	4	127
Composition in 2020 -
Offices	288	-	10	(96)	17	219
Total	288	-	10	(96)	17	219
Composition in 2019
Offices	-	304	*	(16)	*	288
Total	-	304	*	(16)	*	288

*	Under 1 thousand USD.

	As of December 31
	2021	2020
	in USD
	thousands
Composition of lease liabilities:
Current lease liabilities
Offices	127	96
	127	96
Non-current lease liabilities
Offices	-	123
	-	123
Total	127	219

c.	Additional disclosure:

1)	The Group is a party to a contract that is affected by IFRS 16 and constitutes a rental space in Israel that was signed in November 2019. The agreed rental period is 24 months plus an extension option of an additional 12 months. The extension option held is exercisable only by the Group and not by the lessor. During 2021 the group exercised its option for additional 12 months. This liability was measured at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate as of November 2019 – 4%.

2)	To secure the Group’s lease obligation on its offices, the Group has provided a bank guarantee in the amount of $36 for the benefit of the lessor.

3)	As of December 31, 2021, future lease payments (considering the aforementioned extension periods) under the leases were:

Year:	Total
in USD thousands

2022	130
130

4)	In 2021 and in 2020, a short-term lease with a lease term of fewer than 12 months without a purchase option is recognized as an expense in profit or loss at the amount of $10 and $22, respectively.